Statement of Stockholders' Equity (Deficit) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders' Equity (Deficit) [Abstract]
Per share value of common stock issued for compensation on January 5, 2010		$ 0.05
Sale of common stock, per share value		$ 0.05
Per share value of common stock issued for compensation on June 14, 2010		$ 0.05
Per share value of common stock issued for compensation on October 21, 2011	$ 0.05